Accumulated other comprehensive loss (Tables)	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss

	December 31, 2011	June 30, 2012
Cash flows hedges unrealized loss	(22,904)	(16,360)
Cash flows hedges realized loss	(30,326)	(29,809)
Actuarial pension gain	2,104	2,205

Total	$ (51,126)	$ (43,964)